SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended		121 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	$ 1,176	$ 1,734
Loss (gain) on change in fair value of warrant liability	(1,096)	50	(86)
Reclassification to equity upon exercise of warrants	(80)	(608)
Balance at end of period	$ 0	$ 1,176	$ 0